SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

June 30, 2023 (unaudited)

Common Stock	Shares	Value
Acadia Healthcare Co., Inc.*	778,553	$62,003,961
ACI Worldwide, Inc.*	916,335	21,231,482
Acuity Brands, Inc.	268,988	43,866,563
Adient PLC*	801,114	30,698,688
Advanced Drainage Systems, Inc.	529,124	60,203,729
AECOM	1,175,841	99,581,974
Affiliated Managers Group, Inc.	305,403	45,776,856
AGCO Corp.	525,637	69,079,215
Agree Realty Corp.	788,392	51,552,953
Alcoa Corp.	1,509,150	51,205,460
Allegro MicroSystems, Inc.*	551,515	24,895,387
ALLETE, Inc.	484,852	28,106,870
Amedisys, Inc.*	275,647	25,205,162
American Financial Group, Inc.	590,872	70,166,050
Amkor Technology, Inc.	851,968	25,346,048
Annaly Capital Management, Inc.	4,177,901	83,599,799
Antero Midstream Corp.	2,840,299	32,947,468
Antero Resources Corp.*	2,335,831	53,794,188
Apartment Income REIT Corp.	1,262,127	45,550,163
AptarGroup, Inc.	554,261	64,216,679
Aramark	2,204,577	94,907,040
Arrow Electronics, Inc.*	477,854	68,443,028
Arrowhead Pharmaceuticals, Inc.*	904,301	32,247,374
ASGN, Inc.*	417,038	31,540,584
Ashland, Inc.	410,919	35,712,970
Aspen Technology, Inc.*	246,938	41,389,278
Associated Banc-Corp.	1,276,436	20,716,556
Autoliv, Inc.	653,461	55,570,323
AutoNation, Inc.*	266,216	43,821,816
Avient Corp.	724,188	29,619,289
Avis Budget Group, Inc.*	201,816	46,149,265
Avnet, Inc.	773,180	39,006,931
Axalta Coating Systems Ltd.*	1,874,023	61,486,695
Azenta, Inc.*	551,268	25,733,190
Bank OZK	911,870	36,620,699
Belden, Inc.	359,955	34,429,696
BellRing Brands, Inc.*	1,123,419	41,117,135
Berry Global Group, Inc.	1,008,356	64,877,625
BJ's Wholesale Club Holdings, Inc.*	1,136,833	71,631,847
Black Hills Corp.	563,896	33,980,373
Blackbaud, Inc.*	382,746	27,243,860
Boston Beer Co., Inc., Class A*	79,410	24,493,220
Boyd Gaming Corp.	649,514	45,056,786
Brighthouse Financial, Inc.*	565,597	26,781,018
Brink's Co.	392,717	26,637,994
Brixmor Property Group, Inc.	2,542,436	55,933,592
Bruker Corp.	844,026	62,390,402
Brunswick Corp.	598,185	51,826,748
Builders FirstSource, Inc.*	1,084,228	147,455,008
BWX Technologies, Inc.	773,584	55,365,407
Cable One, Inc.	39,883	26,206,322
Cabot Corp.	474,950	31,769,406
CACI International, Inc., Class A*	192,809	65,717,020
Cadence Bank	1,545,525	30,354,111
Calix, Inc.*	487,532	24,332,722
Capri Holdings Ltd.*	1,063,428	38,166,431
Carlisle Cos., Inc.	431,159	110,605,218
Carter's, Inc.	318,813	23,145,824
Casey's General Stores, Inc.	315,216	76,874,878
Cathay General Bancorp	613,605	19,751,945
Celsius Holdings, Inc.*	344,283	51,363,581
ChampionX Corp.	1,674,727	51,983,526
Chart Industries, Inc.*	355,014	56,727,687

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2023 (unaudited)

Common Stock	Shares	Value
Chemed Corp.	127,057	$68,822,965
Chemours Co.	1,261,765	46,546,511
Choice Hotels International, Inc.	224,309	26,360,794
Chord Energy Corp.	351,485	54,058,393
Churchill Downs, Inc.	557,328	77,563,338
Ciena Corp.*	1,261,799	53,613,840
Cirrus Logic, Inc.*	467,436	37,866,990
Clean Harbors, Inc.*	425,648	69,989,301
Cleveland-Cliffs, Inc.*	4,357,224	73,027,074
CNO Financial Group, Inc.	969,050	22,937,414
CNX Resources Corp.*	1,400,662	24,819,731
Coca-Cola Consolidated, Inc.	38,940	24,766,619
Cognex Corp.	1,460,094	81,794,466
Coherent Corp.*	1,179,047	60,107,816
Columbia Banking System, Inc.	1,763,415	35,762,056
Columbia Sportswear Co.	299,146	23,106,037
Commerce Bancshares, Inc.	960,079	46,755,847
Commercial Metals Co.	990,736	52,172,158
CommVault Systems, Inc.*	371,988	27,013,769
Concentrix Corp.	361,137	29,161,813
Corporate Office Properties Trust	951,796	22,605,155
Coty, Inc., Class A*	3,102,064	38,124,367
Cousins Properties, Inc.	1,283,225	29,257,530
Crane Co.	407,917	36,353,563
Crane NXT Co.	407,917	23,022,836
Crocs, Inc.*	524,694	58,996,593
Crown Holdings, Inc.	1,015,967	88,257,053
CubeSmart	1,900,612	84,881,332
Cullen/Frost Bankers, Inc.	544,771	58,579,226
Curtiss-Wright Corp.	324,358	59,571,590
Darling Ingredients, Inc.*	1,349,806	86,104,125
Deckers Outdoor Corp.*	222,982	117,658,682
Dick's Sporting Goods, Inc.	520,166	68,760,744
Donaldson Co., Inc.	1,025,916	64,130,009
Doximity, Inc., Class A*	1,004,151	34,161,217
Dropbox, Inc., Class A*	2,300,612	61,357,322
DT Midstream, Inc.	819,628	40,628,960
Dynatrace, Inc.*	1,833,893	94,390,473
Eagle Materials, Inc.	304,977	56,853,812
East West Bancorp, Inc.	1,196,659	63,171,629
EastGroup Properties, Inc.	375,687	65,219,263
EMCOR Group, Inc.	402,212	74,320,733
Encompass Health Corp.	847,928	57,413,205
Energizer Holdings, Inc.	562,323	18,882,806
EnerSys	345,575	37,501,799
Enovis Corp.*	405,669	26,011,496
Envestnet, Inc.*	460,226	27,314,413
Envista Holdings Corp.*	1,384,805	46,861,801
EPR Properties	636,809	29,802,661
Equitrans Midstream Corp.	3,664,442	35,032,066
Esab Corp.	438,114	29,152,106
Essent Group Ltd.	907,334	42,463,231
Essential Utilities, Inc.	2,035,196	81,224,672
Euronet Worldwide, Inc.*	398,827	46,810,325
Evercore, Inc., Class A	298,438	36,883,952
Exelixis, Inc.*	2,754,672	52,641,782
ExlService Holdings, Inc.*	281,252	42,485,927
Exponent, Inc.	430,027	40,130,120
Federated Hermes, Inc.	719,340	25,788,339
First American Financial Corp.	873,135	49,786,158
First Financial Bankshares, Inc.	1,098,744	31,303,217
First Horizon Corp.	4,549,524	51,273,136
First Industrial Realty Trust, Inc.	1,118,682	58,887,421

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2023 (unaudited)

Common Stock	Shares	Value
FirstCash Holdings, Inc.	311,559	$29,077,801
Five Below, Inc.*	470,872	92,545,183
Flowers Foods, Inc.	1,630,649	40,570,547
Flowserve Corp.	1,109,433	41,215,436
Fluor Corp.*	1,211,694	35,866,142
FNB Corp.	3,054,377	34,942,073
Foot Locker, Inc.	671,791	18,212,254
Fortune Brands Innovations, Inc.	1,071,877	77,121,550
Fox Factory Holding Corp.*	357,854	38,830,738
Frontier Communications Parent, Inc.*	1,888,735	35,206,020
FTI Consulting, Inc.*	287,451	54,673,180
GameStop Corp., Class A*	2,139,488	51,882,584
Gap, Inc.	1,804,725	16,116,194
GATX Corp.	298,616	38,443,824
Genpact Ltd.	1,433,167	53,844,084
Gentex Corp.	1,976,969	57,846,113
Glacier Bancorp, Inc.	937,880	29,233,720
Globus Medical, Inc., Class A*	675,936	40,245,229
Goodyear Tire & Rubber Co.*	2,397,608	32,799,277
Graco, Inc.	1,424,046	122,966,372
Graham Holdings Co., Class B	31,966	18,267,930
Grand Canyon Education, Inc.*	259,923	26,826,653
Graphic Packaging Holding Co.	2,598,200	62,434,746
Greif, Inc., Class A	219,410	15,115,155
Grocery Outlet Holding Corp.*	756,605	23,159,679
GXO Logistics, Inc.*	1,006,051	63,200,124
H&R Block, Inc.	1,288,217	41,055,476
Haemonetics Corp.*	426,753	36,333,750
Halozyme Therapeutics, Inc.*	1,113,920	40,179,094
Hancock Whitney Corp.	728,147	27,946,282
Hanover Insurance Group, Inc.	302,222	34,160,153
Harley-Davidson, Inc.	1,106,670	38,965,851
Hawaiian Electric Industries, Inc.	926,904	33,553,925
Healthcare Realty Trust, Inc.	3,221,453	60,756,604
HealthEquity, Inc.*	723,023	45,651,672
Helen of Troy Ltd.*	203,355	21,966,407
Hertz Global Holdings, Inc.*	1,333,356	24,520,417
Hexcel Corp.	713,724	54,257,299
HF Sinclair Corp.	1,089,951	48,622,714
Highwoods Properties, Inc.	892,107	21,330,278
Hilton Grand Vacations, Inc.*	650,263	29,547,951
Home BancShares, Inc.	1,595,460	36,376,488
Hubbell, Inc.	453,329	150,305,763
ICU Medical, Inc.*	170,997	30,469,955
IDACORP, Inc.	428,115	43,924,599
Inari Medical, Inc.*	435,274	25,306,830
Independence Realty Trust, Inc.	1,897,550	34,573,361
Ingredion, Inc.	558,455	59,168,307
Insperity, Inc.	303,881	36,149,684
Integra LifeSciences Holdings Corp.*	602,776	24,792,177
Interactive Brokers Group, Inc., Class A	871,255	72,375,153
International Bancshares Corp.	446,636	19,741,311
IPG Photonics Corp.*	264,115	35,872,099
Iridium Communications, Inc.	1,065,226	66,171,839
ITT, Inc.	697,052	64,972,217
Jabil, Inc.	1,122,419	121,142,683
Janus Henderson Group PLC	1,121,084	30,549,539
Jazz Pharmaceuticals PLC*	541,437	67,121,945
Jefferies Financial Group, Inc.	1,579,559	52,393,972
JetBlue Airways Corp.*	2,773,823	24,576,072
Jones Lang LaSalle, Inc.*	404,053	62,951,457
KB Home	679,083	35,115,382
KBR, Inc.	1,148,118	74,696,557

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2023 (unaudited)

Common Stock	Shares	Value
Kemper Corp.	541,318	$26,124,007
Kilroy Realty Corp.	891,690	26,830,952
Kinsale Capital Group, Inc.	184,128	68,900,698
Kirby Corp.*	507,558	39,056,588
Kite Realty Group Trust	1,855,351	41,448,541
Knife River Corp.*	430,657	18,733,580
Knight-Swift Transportation Holdings, Inc.	1,362,201	75,683,888
Kohl's Corp.	936,829	21,593,908
Kyndryl Holdings, Inc.*	1,732,093	23,002,195
Lamar Advertising Co., Class A	740,081	73,453,039
Lancaster Colony Corp.	167,630	33,708,717
Landstar System, Inc.	303,974	58,527,154
Lantheus Holdings, Inc.*	578,056	48,510,460
Lattice Semiconductor Corp.*	1,164,420	111,865,829
Lear Corp.	499,289	71,672,936
Leggett & Platt, Inc.	1,126,042	33,353,364
Lennox International, Inc.	273,301	89,115,257
Life Storage, Inc.	719,809	95,705,805
Light & Wonder, Inc.*	770,798	53,000,070
Lincoln Electric Holdings, Inc.	487,030	96,738,769
Lithia Motors, Inc.	232,873	70,819,008
Littelfuse, Inc.	210,065	61,194,035
LivaNova PLC*	454,842	23,392,524
Louisiana-Pacific Corp.	609,435	45,695,436
Lumentum Holdings, Inc.*	581,160	32,969,207
MACOM Technology Solutions Holdings, Inc.*	437,733	28,684,644
Macy's, Inc.	2,303,705	36,974,465
Manhattan Associates, Inc.*	524,711	104,879,235
ManpowerGroup, Inc.	426,563	33,869,102
Marriott Vacations Worldwide Corp.	311,381	38,212,676
Masimo Corp.*	410,766	67,591,545
MasTec, Inc.*	504,692	59,538,515
Matador Resources Co.	957,808	50,112,515
Mattel, Inc.*	2,994,236	58,507,371
Maximus, Inc.	514,191	43,454,281
MDU Resources Group, Inc.	1,722,645	36,072,186
Medical Properties Trust, Inc.	5,061,217	46,866,869
Medpace Holdings, Inc.*	208,975	50,189,526
Mercury Systems, Inc.*	492,251	17,026,962
MGIC Investment Corp.	2,424,597	38,284,387
Middleby Corp.*	452,699	66,922,493
MKS Instruments, Inc.	485,737	52,508,170
MP Materials Corp.*	781,328	17,876,785
MSA Safety, Inc.	312,239	54,317,096
MSC Industrial Direct Co., Inc., Class A	399,770	38,090,086
Murphy Oil Corp.	1,241,250	47,539,875
Murphy USA, Inc.	169,526	52,741,234
National Fuel Gas Co.	776,594	39,885,868
National Instruments Corp.	1,112,381	63,850,669
National Storage Affiliates Trust	694,696	24,196,262
NCR Corp.*	1,187,689	29,929,763
Neogen Corp.*	1,829,089	39,782,686
Neurocrine Biosciences, Inc.*	825,418	77,836,917
New Jersey Resources Corp.	820,245	38,715,564
New York Community Bancorp, Inc.	6,108,702	68,661,810
New York Times Co., Class A	1,386,086	54,584,067
NewMarket Corp.	56,185	22,593,112
Nexstar Media Group, Inc.	303,327	50,519,112
NNN REIT, Inc.	1,540,337	65,911,020
Nordstrom, Inc.	955,874	19,566,741
NorthWestern Corp.	505,823	28,710,513
NOV, Inc.	3,330,653	53,423,674
Novanta, Inc.*	302,893	55,762,601

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2023 (unaudited)

Common Stock	Shares	Value
nVent Electric PLC	1,401,434	$72,412,095
OGE Energy Corp.	1,694,289	60,841,918
Old National Bancorp	2,475,190	34,504,149
Old Republic International Corp.	2,303,277	57,973,482
Olin Corp.	1,017,026	52,264,966
Ollie's Bargain Outlet Holdings, Inc.*	486,953	28,209,187
Omega Healthcare Investors, Inc.	1,982,475	60,842,158
Omnicell, Inc.*	381,360	28,094,791
ONE Gas, Inc.	468,555	35,989,710
Option Care Health, Inc.*	1,399,029	45,454,452
Ormat Technologies, Inc.	444,455	35,760,849
Oshkosh Corp.	552,506	47,841,495
Ovintiv, Inc.	2,068,505	78,747,985
Owens Corning	762,256	99,474,408
Papa John's International, Inc.	251,385	18,559,755
Park Hotels & Resorts, Inc.	1,824,088	23,384,808
Patterson Cos., Inc.	735,626	24,466,921
Paylocity Holding Corp.*	349,393	64,473,490
PBF Energy, Inc., Class A	928,028	37,993,466
PDC Energy, Inc.	739,818	52,630,653
Penn Entertainment, Inc.*	1,303,715	31,328,271
Penumbra, Inc.*	323,592	111,335,064
Performance Food Group Co.*	1,320,893	79,570,594
Perrigo Co. PLC	1,144,767	38,864,840
Physicians Realty Trust	2,016,696	28,213,577
Pilgrim's Pride Corp.*	380,492	8,176,773
Pinnacle Financial Partners, Inc.	649,188	36,776,500
Planet Fitness, Inc., Class A*	718,682	48,467,914
PNM Resources, Inc.	726,110	32,747,561
Polaris, Inc.	452,508	54,721,792
Portland General Electric Co.	817,348	38,276,407
Post Holdings, Inc.*	452,929	39,246,298
PotlatchDeltic Corp.	676,039	35,728,661
Power Integrations, Inc.	485,150	45,929,151
Primerica, Inc.	306,448	60,603,156
Progyny, Inc.*	646,887	25,448,535
Prosperity Bancshares, Inc.	797,539	45,045,003
PVH Corp.	531,149	45,131,731
Qualys, Inc.*	284,024	36,687,380
QuidelOrtho Corp.*	456,577	37,831,970
R1 RCM, Inc.*	1,167,447	21,539,397
Range Resources Corp.	2,041,114	60,008,752
Rayonier, Inc.	1,253,850	39,370,890
Regal Rexnord Corp.	560,673	86,287,575
Reinsurance Group of America, Inc.	562,902	78,068,878
Reliance Steel & Aluminum Co.	497,354	135,076,373
RenaissanceRe Holdings Ltd.	424,927	79,257,384
Repligen Corp.*	438,038	61,964,855
Rexford Industrial Realty, Inc.	1,699,922	88,769,927
RH*	151,047	49,783,581
RLI Corp.	342,972	46,805,389
Royal Gold, Inc.	555,585	63,770,046
RPM International, Inc.	1,090,512	97,851,642
Ryder System, Inc.	393,290	33,347,059
Sabra Health Care REIT, Inc.	1,955,751	23,019,189
Saia, Inc.*	224,453	76,854,952
Science Applications International Corp.	456,739	51,374,003
Scotts Miracle-Gro Co.	346,263	21,707,227
SEI Investments Co.	857,045	51,097,023
Selective Insurance Group, Inc.	511,734	49,100,877
Sensient Technologies Corp.	357,349	25,418,234
Service Corp. International	1,278,798	82,597,563
Shockwave Medical, Inc.*	309,833	88,429,437

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2023 (unaudited)

Common Stock	Shares	Value
Silgan Holdings, Inc.	708,817	$33,236,429
Silicon Laboratories, Inc.*	270,672	42,695,801
Simpson Manufacturing Co., Inc.	360,958	49,992,683
Skechers U.S.A., Inc., Class A*	1,135,847	59,813,703
SLM Corp.	2,050,370	33,462,038
Sonoco Products Co.	828,641	48,906,392
Sotera Health Co.*	836,462	15,758,944
SouthState Corp.	642,261	42,260,774
Southwest Gas Holdings, Inc.	555,181	35,337,271
Southwestern Energy Co.*	9,315,994	55,989,124
Spire, Inc.	444,935	28,226,676
Spirit Realty Capital, Inc.	1,195,281	47,070,166
Sprouts Farmers Market, Inc.*	871,710	32,017,908
STAAR Surgical Co.*	408,858	21,493,665
STAG Industrial, Inc.	1,517,410	54,444,671
Starwood Property Trust, Inc.	2,640,073	51,217,416
Stericycle, Inc.*	782,023	36,317,148
Stifel Financial Corp.	897,792	53,571,249
Sunrun, Inc.*	1,823,935	32,575,479
Super Micro Computer, Inc.*	386,288	96,282,284
Synaptics, Inc.*	334,350	28,546,803
Syneos Health, Inc.*	876,884	36,951,892
Synovus Financial Corp.	1,236,058	37,390,755
Taylor Morrison Home Corp.*	923,027	45,016,027
TD SYNNEX Corp.	351,204	33,013,176
TEGNA, Inc.	1,903,592	30,914,334
Tempur Sealy International, Inc.	1,455,592	58,325,571
Tenet Healthcare Corp.*	862,297	70,173,730
Teradata Corp.*	855,242	45,678,475
Terex Corp.	573,537	34,314,719
Tetra Tech, Inc.	450,284	73,729,502
Texas Capital Bancshares, Inc.*	404,950	20,854,925
Texas Roadhouse, Inc.	566,780	63,638,058
Thor Industries, Inc.	452,733	46,857,866
Timken Co.	557,286	51,008,388
Toll Brothers, Inc.	871,162	68,882,779
TopBuild Corp.*	268,568	71,444,459
Topgolf Callaway Brands Corp.*	1,177,559	23,374,546
Toro Co.	882,183	89,673,902
Travel + Leisure Co.	645,475	26,038,462
Trex Co., Inc.*	920,404	60,341,686
TripAdvisor, Inc.*	896,980	14,791,200
UFP Industries, Inc.	525,288	50,979,200
UGI Corp.	1,770,777	47,757,856
UMB Financial Corp.	369,318	22,491,466
Under Armour, Inc., Class A*	1,596,307	11,525,337
Under Armour, Inc., Class C*	1,603,666	10,760,599
United Bankshares, Inc.	1,138,508	33,779,532
United States Steel Corp.	1,915,656	47,910,557
United Therapeutics Corp.*	396,292	87,481,459
Univar Solutions, Inc.*	1,334,423	47,825,720
Universal Display Corp.	368,383	53,095,042
Unum Group	1,567,044	74,747,999
US Foods Holding Corp.*	1,917,127	84,353,588
Valaris Ltd.*	508,785	32,017,840
Valley National Bancorp	3,565,915	27,635,841
Valmont Industries, Inc.	178,124	51,842,990
Valvoline, Inc.	1,175,040	44,075,750
Vicor Corp.*	189,524	10,234,296
Vishay Intertechnology, Inc.	1,079,287	31,731,038
Visteon Corp.*	239,811	34,439,258
Vontier Corp.	1,316,437	42,402,436
Vornado Realty Trust	1,363,474	24,733,418

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments (continued)

June 30, 2023 (unaudited)

Common Stock	Shares	Value
Voya Financial, Inc.	831,297	$59,612,308
Watsco, Inc.	282,731	107,853,395
Watts Water Technologies, Inc., Class A	231,851	42,597,984
Webster Financial Corp.	1,478,221	55,802,843
Wendy's Co.	1,426,163	31,019,045
Werner Enterprises, Inc.	498,604	22,028,325
WESCO International, Inc.	381,674	68,342,546
Western Union Co.	3,167,752	37,157,731
Westlake Corp.	291,532	34,829,328
WEX, Inc.*	362,404	65,982,896
Williams-Sonoma, Inc.	555,470	69,511,516
Wingstop, Inc.	253,520	50,744,563
Wintrust Financial Corp.	517,652	37,591,888
Wolfspeed, Inc.*	1,052,967	58,534,436
Woodward, Inc.	507,856	60,389,157
World Wrestling Entertainment, Inc., Class A	367,149	39,824,652
Worthington Industries, Inc.	256,751	17,836,492
Wyndham Hotels & Resorts, Inc.	726,357	49,806,300
Xerox Holdings Corp.	955,988	14,234,661
XPO, Inc.*	980,068	57,824,012
YETI Holdings, Inc.*	732,986	28,469,176
Ziff Davis, Inc.*	399,983	28,022,809
ZoomInfo Technologies, Inc.*	2,280,296	57,896,715
Total Investments (Cost $20,906,364,515)		$19,272,958,374

*	Non-income producing security.

SPDR S&P MidCap 400 ETF Trust

Schedule of Investments

June 30, 2023 (unaudited)

The securities of the Trust’s investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,495,157,482	7.72%
Retail	1,020,174,449	5.27%
Banks	936,661,970	4.84%
Healthcare - Products	845,027,253	4.36%
Insurance	826,160,280	4.27%
Commercial Services	755,394,286	3.90%
Electronics	753,039,088	3.89%
Building Materials	731,834,807	3.78%
Machinery - Diversified	636,483,224	3.29%
Oil & Gas	596,335,235	3.08%
Computers	573,465,536	2.96%
Software	571,718,052	2.95%
Diversified Financial Services	498,668,160	2.57%
Semiconductors	492,745,358	2.54%
Chemicals	482,167,903	2.49%
Food	399,972,412	2.07%
Apparel	388,304,936	2.00%
Healthcare - Services	386,519,384	2.00%
Engineering & Construction	380,881,944	1.97%
Packaging & Containers	377,044,080	1.95%
Transportation	363,321,977	1.88%
Electric	335,903,016	1.73%
Auto Parts & Equipment	321,857,334	1.66%
Iron / Steel	308,186,161	1.59%
Electrical Components & Equipment	304,732,542	1.57%
Pharmaceuticals	270,395,290	1.40%
Leisure Time	245,826,028	1.27%
Miscellaneous Manufacturing	239,707,444	1.24%
Hand / Machine Tools	237,343,440	1.23%
Gas	225,912,944	1.17%
Distribution / Wholesale	224,021,661	1.16%
Biotechnology	212,549,709	1.10%
Media	202,048,486	1.04%
Entertainment	200,104,356	1.03%
Home Builders	195,872,054	1.01%
Metal Fabricate / Hardware	180,891,599	0.93%
Environmental Control	180,035,951	0.93%
Telecommunications	179,324,421	0.93%
Lodging	176,810,292	0.91%
Machinery - Construction & Mining	137,521,620	0.71%
Mining	132,852,290	0.69%
Aerospace / Defense	130,855,851	0.68%
Pipelines	108,608,494	0.56%
Oil & Gas Services	105,407,200	0.54%
Beverages	100,623,420	0.52%
Food Service	94,907,040	0.49%
Home Furnishings	91,678,936	0.47%
Agriculture	86,104,125	0.44%
Water	81,224,672	0.42%
Savings & Loans	68,661,811	0.35%
Real Estate	62,951,457	0.33%
Toys / Games / Hobbies	58,507,371	0.30%
Internet	42,814,009	0.22%
Trucking & Leasing	38,443,824	0.20%
Cosmetics / Personal Care	38,124,367	0.20%
Energy - Alternate Sources	32,575,479	0.17%
Healthcare Products	26,011,496	0.13%
Airlines	24,576,072	0.13%
Household Products / Wares	21,966,407	0.11%
Housewares	21,707,228	0.11%
Office / Business Equipment	14,234,661	0.07%
Total Investments	19,272,958,374	99.52%
Other Assets in Excess of Liabilities	93,455,893	0.48%
Net Assets	$19,366,414,267	100.00%